Warranty Liability (Tables)	3 Months Ended
Jun. 30, 2024
Warranty Provision Abstract
Disclosure of warranty liability [Table Text Block]
	3 months ended	Year ended
	June 30, 2024	March 31, 2024

Opening balance	$2,499,890	$2,077,750
Warranty additions	159,813	1,343,838
Warranty disbursements	(380,027)	(774,174)
Warranty expiry	-	(147,108)
Foreign exchange translation	(57)	(416)
Total	$2,279,619	$2,499,890

Current portion	$730,884	$750,806
Long term portion	1,548,735	1,749,084
Total	$2,279,619	$2,499,890